Note 6 - Personnel Expenses Including Share-based Remuneration (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of personnel expenses including share-based remuneration [text block]
[US$ thousands]	Year ended December 31,
Personnel expenses including share-based remuneration	2017	2018	2019
Salaries incl. bonuses	23,714	20,412	34,186
Social security cost, excluding amounts related to share-based remuneration	4,235	3,428	3,777
External temporary hires	686	1,687	8,159
Defined-contribution pension cost	2,068	2,066	3,616
Other personnel related expenses	1,935	2,244	5,364
Personnel expenses excluding share-based remuneration	32,638	29,836	55,101
Share-based remuneration, including related social security costs	9,496	4,846	5,928
Total	42,134	34,683	61,029

Disclosure of research and development expense [text block]
[US$ thousands]	Year ended December 31,
Research and development expenditure	2017	2018	2019
Total research and development expenditure	23,386	26,418	34,143
Less: Capitalized development expenditure excluded from personnel expenses	3,503	4,545	4,056
Net expensed research and development expenditure	19,883	21,873	30,087

Disclosure of information about key management personnel [text block]
[US$ thousands]	Year ended December 31,
Compensation of key management personnel	2017	2018	2019
Short-term employee benefits	946	843	2,121
Post-employment and medical benefits	47	57	59
Share-based payment transactions	-	621	536
Total	993	1,521	2,716

Explanation of effect of share-based payments on entity's profit or loss [text block]
[US$ thousands]	Year ended December 31,
Expense from share-based payment transactions	2017	2018	2019
Expense arising from equity-settled share-based payment transactions (1)	9,496	4,846	5,928
Expense arising from cash-settled share-based payment transactions	-	-	-
Total	9,496	4,846	5,928

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Year ended December 31,
RSUs	2018	2019
Outstanding at period start	3,882,600	4,244,132
Granted during the period	516,000	1,019,000
Forfeited during the period	(154,468)	(550,700)
Exercised during the period	-	(1,728,492)
Expired during the period	-	-
Outstanding at period end	4,244,132	2,983,940

Disclosure of number and weighted average exercise prices of share options [text block]
	Year ended December 31,
Options	2018	2019
Outstanding at period start	-	-
Granted during the period	-	150,000
Forfeited during the period	-	-
Exercised during the period	-	-
Expired during the period	-	-
Outstanding at period end	-	150,000

Disclosure of indirect measurement of fair value of goods or services received, other equity instrument granted during period [text block]
	2018 RSU grants: RSU valuation input	2019 RSU grants: RSU valuation input	2019 RSU grants: Option valuation input
Equity unit price valuation ($)	7.75	9.09 (3)	7.42
Model Used	Monte Carlo	Monte Carlo	Black-Scholes
Expected Volatility (%) (1), (2)	35.28%	40.00%	40%
Risk free interest rate (%) (1)	2.43%	1.70%	2.43%
Dividend Yield (%)	0%	0%	0%
Duration of initial simulation period (years to longstop date)	4.73	3.16	4.81
Duration of second simulation period with postponed exercise (years)	3.00	3.00	N/A
Fair value at the measurement date ($)	7.12	8.92	2.36